Related Party Transactions (Details) - USD ($)												1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 10, 2024	Apr. 02, 2024	Dec. 29, 2023	Oct. 11, 2023	Jul. 18, 2023	Apr. 11, 2023	Jul. 19, 2022	May 23, 2022	Apr. 14, 2022	Apr. 12, 2022	Feb. 03, 2022	Mar. 31, 2022	Mar. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2023	Jul. 11, 2023	Apr. 11, 2022
Related Party Transactions [Line Items]
Shares issued (in Shares)	3,785,992							1,932,500
Founder shares outstanding (in Shares)								1,932,500
Completion of an initial business combination														1 year		1 year
Shares granted (in Shares)														130,000		130,000
Sponsor paid														$ 285,700
Company paid the sponsor																	$ 240,020
Amount received from the sponsor														285,700	$ 412,500		25,000
Working capital loans														1,500,000		1,500,000
Loan amount			$ 430,000		$ 430,000													$ 430,000
Promissory note outstanding amount				$ 50,000	492,500	$ 412,500										842,500	80,000
Accrued Interest expense														24,617	$ 4,449	$ 18,021
Principal balance																			$ 825,000
Additional aggregate amount		$ 186,800	157,500											$ 285,700
Working Capital Loan [Member]
Related Party Transactions [Line Items]
Conversion price per share (in Dollars per share)																$ 10
Promissory Note [Member]
Related Party Transactions [Line Items]
Percentage of borrowed from sponsor														4.86%		4.86%
Related Party [Member]
Related Party Transactions [Line Items]
Amount received from the sponsor																$ 412,500
Initial principal balance amount														$ 1,128,200		842,500
Accrued interest expense														$ 42,638		18,021
Business Combination [Member]
Related Party Transactions [Line Items]
Post-business combination entity price (in Dollars per share)														$ 10
Founder Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)											2,156,250
Deferred offering cost											$ 25,000
Forfeited share (in Shares)								375,000
Founder Shares [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Accrued interest expense														$ 42,638
Sponsor [Member]
Related Party Transactions [Line Items]
Loan amount											$ 400,000
Promissory note																				$ 80,000
Sponsor paid													$ 215,020
Company paid the sponsor										$ 160,020
Amount received from the sponsor									$ 25,000
Paid amount of related party							$ 80,000
Promissory note outstanding amount				$ 450,000	$ 80,000	412,500								$ 1,143,237
Accrued Interest expense																$ 18,021
Per share price (in Dollars per share)														$ 10		$ 10
Principal balance						825,000
Convertible Promissory Note [Member]
Related Party Transactions [Line Items]
Convertible promissory note, description														compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of founder shares times the fair value per share at the grant date (unless subsequently modified) less the amount initially received for the purchase of the founder shares.		compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of founder shares times the fair value per share at the grant date (unless subsequently modified) less the amount initially received for the purchase of the founder shares.
Maximum limit amount			$ 1,000,000											$ 1,200,000
Convertible Notes Payable [Member]
Related Party Transactions [Line Items]
Principal amount						825,000
Initial principal balance amount																$ 412,500
Principal amount						$ 825,000
Principal balance														412,500
Chief Financial Officer [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)												20,000
Director [Member]
Related Party Transactions [Line Items]
Shares granted to executive officers														$ 1,005,964		$ 1,005,964
Director [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)												110,000
Director [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Shares granted to executive officers price per share (in Dollars per share)														$ 7.74		$ 7.74
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares of equals or exceeds per share (in Dollars per share)																$ 12
Per share price (in Dollars per share)														$ 12
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Forfeited share (in Shares)								93,750